Common Stock, Preferred Stock, and Share-Based Compensation - Additional Information (Details) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 24, 2024	Jan. 31, 2018 shares	Jun. 30, 2024 shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Jan. 25, 2024 shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock split ratio	15.7027
Stock split description				15.7027-for-one
Common Stock, par value | $ / shares				$ 0.01	$ 0.01
Common stock voting rights				The holders of the Company's common stock are entitled to one vote for each share held of record on all matters on which stockholders may vote.
Preferred Stock , par value | $ / shares				$ 0.01	$ 0.01
Common Stock, shares authorized | shares				1,500,000,000	137,398,625		8,750,000
Preferred Stock, shares authorized | shares				250,000,000	0
Preferred Stock, shares issued | shares				0	0
Preferred Stock, shares outstanding | shares				0	0
Share-based compensation				$ 69,174	$ 3,917	$ 3,547
Share based compensation expense attributable to discontinued operations				$ 7,800
Weighted-average period				2 years 3 months 18 days
Cash received from stock option exercises				$ 1,500	600	200
Unrecognized compensation cost, options				6,800
Total fair value at grant date of awards vested				14,600	3,600	6,200
Total Intrinsic value of stock options exercised				1,500	1,100	600
Discontinued Operations | Community Living Business
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation				7,838	137	183
IPO
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation				$ 63,300
Granted | $ / shares				$ 13
RSUs
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost				$ 85,100
Weighted-average period				2 years 6 months
Total intrinsic value vested				$ 3,100
RSUs | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vestig period				3 months
RSUs | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vestig period				5 years
RSUs | Discontinued Operations | Community Living Business
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unrecognized compensation cost				$ 24,800
RSUs | IPO
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation				4,100
Stock Options | IPO
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation				1,500
Selling, General, and Administrative Expenses
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Total share-based compensation recognized				$ 55,925	$ 3,780	$ 3,364
2017 Stock Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock options granted | shares		4,874,558
Option life				10 years
2017 Stock Plan | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option vest upon attainment month over month				2
2017 Stock Plan | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option vest upon attainment month over month				2.5
2017 Stock Plan | Time-Based Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		50.00%
Vestig period		5 years
2017 Stock Plan | Tier I Performance Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		25.00%
Vestig period		5 years
2017 Stock Plan | Tier II Performance Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Vesting percentage		25.00%
2024 Incentive Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Reserved for future issuance | shares				17,119,039
Additional shares granted | shares			7,700,000